Equity - Narrative (Details)																1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 24, 2020 $ / shares	Jun. 30, 2019 shares	Jan. 31, 2019 shares	Jan. 08, 2019 shares	Dec. 07, 2018 USD ($)	Oct. 08, 2018 $ / shares	Aug. 08, 2018 $ / shares	Jun. 29, 2018 USD ($)	Jun. 12, 2018 USD ($) $ / shares shares	Jun. 11, 2018 $ / shares shares	May 09, 2018 $ / shares	Feb. 16, 2018 shares	Feb. 09, 2017 shares	Feb. 02, 2016 shares	Feb. 12, 2015 EUR (€) shares	Aug. 31, 2017 $ / shares	Jun. 30, 2019 $ / shares	Dec. 31, 2019 USD ($) shares contract vote_per_share $ / shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2015	Sep. 17, 2018 USD ($)	Sep. 07, 2018 USD ($)	Apr. 20, 2018 USD ($)	Mar. 31, 2018 USD ($)	Mar. 29, 2018 USD ($)	Dec. 31, 2016 shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares																		215,078,497	218,786,812	158,166,534							158,166,534
Issue of ordinary shares related to business combinations (Note 13)																			$ 553,424,000
Authorised shares not yet issued, amount																		$ 83,898,616	$ 83,898,616	$ 150,000,000
Number of shares authorised (in shares) | shares																		77,189,888	77,189,888	138,005,652
Vote per ordinary share | vote_per_share																		1
Number of interest rate swaps settled | contract																		2
Purchase of treasury shares (in shares) | shares																		3,708,315	545,486	0
Purchase of treasury shares																		$ 30,965,000	$ 3,955,000
Treasury share activity																			2,294,000
Dividend payables (in dollars per share) | $ / shares						$ 0.06	$ 0.06				$ 0.12					$ 0.06		$ 0.29
Percentage of net income paid to shareholders through dividends																		80.00%
Dividends paid, ordinary shares																		$ 26,000,000	$ 22,600,000
Number of options exercised (in shares) | shares																		0	350,000
Vesting period																		5 years
Number of options granted (in shares) | shares																		0	0
Expense from share-based payment transactions with employees																		$ 0	$ 37,000	$ 313,000
Share capital
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares																		220,024,713	220,024,713	159,208,949							159,208,949
Issue of ordinary shares related to business combinations (Note 13)																			$ 66,102,000
Purchase of treasury shares (in shares) | shares																		0	0	0
Share premium
Disclosure of classes of share capital [line items]
Issue of ordinary shares related to business combinations (Note 13)																			$ 487,322,000
Treasury shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares																		4,946,216	1,237,901	1,042,415							1,042,415
Purchase of treasury shares (in shares) | shares																		(3,708,315)	(545,486)	0
Purchase of treasury shares																		$ 30,965,000	$ 3,955,000
Treasury share activity																			5,406,000
Retained earnings
Disclosure of classes of share capital [line items]
Treasury share activity																			$ (3,112,000)
Long term incentive plan 2015
Disclosure of classes of share capital [line items]
Number of options granted (in shares) | shares															236,590
Exercise price, share options granted (in dollars per share) | €															€ 10.0475
Expense from share-based payment transactions with employees																		$ 0
Long term incentive plan 2015 | Stock Option
Disclosure of classes of share capital [line items]
Annual vesting percentage																					40.00%
Vesting period																					3 years
Share based payment award expiration period															13 years
Long term incentive plan 2015 | Restricted stock units
Disclosure of classes of share capital [line items]
Annual vesting percentage																					60.00%
Equity instruments granted (in shares) | shares															65,433
Long term incentive plan 2016 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Equity instruments granted (in shares) | shares														54,616				12,500
Expense from share-based payment transactions with employees																		$ 100,000
Long Term Incentive Plan 2017 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Equity instruments granted (in shares) | shares													66,449					32,420
Expense from share-based payment transactions with employees																		$ 0
Long Term Incentive Plan 2018 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Equity instruments granted (in shares) | shares												154,432						107,780
Expense from share-based payment transactions with employees																		$ 700,000
Long Term Incentive Plan 2019 [Member] | Phantom Stock Units
Disclosure of classes of share capital [line items]
Equity instruments granted (in shares) | shares		800,000	1,200,000	1,200,000														800,000
Expense from share-based payment transactions with employees																		$ 1,800,000
Senior Secured Loans
Disclosure of classes of share capital [line items]
Notional amount																						$ 200,000,000.0			$ 220,000,000.0	$ 220,000,000.0
Underlying Facility, March 28, 2025 Maturity
Disclosure of classes of share capital [line items]
Notional amount																		$ 173,600,000.0
Potential ordinary share transactions
Disclosure of classes of share capital [line items]
Dividend payables (in dollars per share) | $ / shares	$ 0.35
Second anniversary | Long term incentive plan 2016 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Annual vesting percentage																		33.33%
Vesting period																		2 years
Second anniversary | Long Term Incentive Plan 2017 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Annual vesting percentage																		33.33%
Second anniversary | Long Term Incentive Plan 2018 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Annual vesting percentage																		33.33%
Second anniversary | Long Term Incentive Plan 2019 [Member] | Phantom Stock Units
Disclosure of classes of share capital [line items]
Annual vesting percentage																	12.00%	12.00%
Target share price (in USD per share) | $ / shares																	$ 12	$ 12
Third anniversary | Long term incentive plan 2016 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Annual vesting percentage																		33.33%
Vesting period																		3 years
Third anniversary | Long Term Incentive Plan 2017 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Annual vesting percentage																		33.33%
Third anniversary | Long Term Incentive Plan 2018 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Annual vesting percentage																		33.33%
Third anniversary | Long Term Incentive Plan 2019 [Member] | Phantom Stock Units
Disclosure of classes of share capital [line items]
Annual vesting percentage																	19.00%	19.00%
Target share price (in USD per share) | $ / shares																	$ 14	$ 14
Fourth anniversary | Long term incentive plan 2016 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Annual vesting percentage																		33.33%
Vesting period																		4 years
Fourth anniversary | Long Term Incentive Plan 2017 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Annual vesting percentage																		33.33%
Fourth anniversary | Long Term Incentive Plan 2018 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Annual vesting percentage																		33.33%
Fourth anniversary | Long Term Incentive Plan 2019 [Member] | Phantom Stock Units
Disclosure of classes of share capital [line items]
Annual vesting percentage																	25.00%	25.00%
Target share price (in USD per share) | $ / shares																	$ 16	$ 16
Tranche Four | Long Term Incentive Plan 2019 [Member] | Phantom Stock Units
Disclosure of classes of share capital [line items]
Annual vesting percentage																	44.00%	44.00%
Target share price (in USD per share) | $ / shares																	$ 18	$ 18
Gener8 Maritime, Inc.
Disclosure of classes of share capital [line items]
Shares issued through acquisition (in shares) | shares									60,815,764	60,815,764
Shares issued during period (in dollars per share) | $ / shares									$ 9.10	$ 9.1
Notional amount																							$ 200,000,000
Gener8 Maritime, Inc. | Share capital
Disclosure of classes of share capital [line items]
Issue of ordinary shares related to business combinations (Note 13)									$ 66,100,000
Gener8 Maritime, Inc. | Share premium
Disclosure of classes of share capital [line items]
Issue of ordinary shares related to business combinations (Note 13)									487,300,000
Interest rate swap contract
Disclosure of classes of share capital [line items]
Notional amount																		$ 76,800,000						$ 86,800,000
Gains (losses) on cash flow hedges, before tax																		3,400,000
Interest rate swap contract | Gener8 Maritime, Inc.
Disclosure of classes of share capital [line items]
Notional amount									$ 668,000,000									382,400,000
Financial instruments designated as hedging instruments, at fair value																		(200,000)
Gains (losses) on cash flow hedges, before tax																		(1,200,000)
Interest rate swap contract | Joint ventures
Disclosure of classes of share capital [line items]
Derivative notional amount								$ 208,800,000										$ 208,800,000
Percent ownership in derivative								50.00%										50.00%
Financial instruments designated as hedging instruments, at fair value																		$ (2,400,000)
Gains (losses) on cash flow hedges, before tax																		(1,500,000)
Forward cap contracts (Note 10)
Disclosure of classes of share capital [line items]
Notional amount					$ 200,000,000.0													200,000,000
Financial instruments designated as hedging instruments, at fair value																		(100,000)
Gains (losses) on cash flow hedges, before tax																		700,000
Strike rate					3.25%
Commodity Swap
Disclosure of classes of share capital [line items]
Notional amount																		$ 133,600,000.0
Minimum | Interest rate swap contract | Gener8 Maritime, Inc.
Disclosure of classes of share capital [line items]
Remaining maturity									1 year
Minimum | Interest rate swap contract | Joint ventures
Disclosure of classes of share capital [line items]
Remaining maturity																		3 years